UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of registrant as specified in charter)

2002 North Tampa Street, Suite 200

Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell

President

DoubleLine Funds Trust

2002 North Tampa Street, Suite 200

Tampa, FL 33602
(Name and address of agent for service)

(813) 791-7333

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

DoubleLine Selective Credit Fund
Class I | DBSCX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Selective Credit Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$3	0.07%
*	Annualized
KEY FUND STATISTICS

Net Assets	$537,535,312
Number of Holdings	219
Portfolio Turnover	8%
Total Advisory Fees Paid	$0
Effective Duration	3.07 years
Weighted Average Life	4.35 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	9.1%
AA	4.0%
A	12.6%
BBB	6.9%
BB	4.5%
B and Below	29.9%
Not Rated	29.9%
Other	3.1%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	96.3%
Money Market Funds	3.4%
Collateralized Loan Obligations	0.4%
Non-Agency Commercial Mortgage Backed Obligations	0.2%
Cash & Other	-0.3%
DoubleLine Selective Credit Fund	PAGE 1	TSR-SAR-258620756

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Selective Credit Fund	PAGE 2	TSR-SAR-258620756

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Semi-Annual Financial Statements
and Other Information
September 30, 2024
DoubleLine Selective Credit Fund
I Share Class: DBSCX
Shares of the DoubleLine Selective Credit Fund (the “Fund”) may currently be purchased in transactions by DoubleLine Capital LP (the “Adviser”) or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the Investment Company Act of 1940, as amended, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act of 1933, as amended (the “Securities Act”). The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts.
DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

Semi-Annual Report	September 30, 2024	3

Schedule of Investments DoubleLine Selective Credit Fund	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 0.0%(a)
	Waterfall Commercial Mortgage Trust
203,018	Series 2015-SBC5-A	4.10%(b)(c)	01/14/2026	199,152
	Total Asset Backed Obligations (Cost $203,017)			199,152

COLLATERALIZED LOAN OBLIGATIONS - 0.4%
	Babson CLO Ltd./Cayman Islands
1,000,000	Series 2015-2A-ER (3 mo. Term SOFR + 6.71%, 0.00% Floor)	11.99%(c)	10/20/2030	991,209
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A-DR (3 mo. Term SOFR + 7.41%, 0.00% Floor)	12.71%(c)	07/15/2029	968,792
	Total Collateralized Loan Obligations (Cost $1,980,000)			1,960,001

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 0.2%
	20 Times Square Trust
381,000	Series 2018-20TS-G	3.20%(b)(c)	05/15/2035	295,308
	BB-UBS Trust
161,777	Series 2012-TFT-TE	3.68%(b)(c)	06/05/2030	140,723
	JP Morgan Chase Commercial Mortgage Securities
350,000	Series 2018-WPT-EFL (1 mo. Term SOFR + 2.84%, 2.60% Floor)	8.01%(c)	07/05/2033	254,087
	Morgan Stanley Bank of America Merrill Lynch Trust
250,000	Series 2014-C18-C	4.83%(b)	10/15/2047	243,241
350,000	Series 2014-C19-C	4.00%	12/15/2047	333,998
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,459,407)			1,267,357

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 96.3%
	Adjustable Rate Mortgage Trust
3,255,857	Series 2005-10-5A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.00% Cap)	5.49%	01/25/2036	3,089,580
	Ameriquest Mortgage Securities, Inc.
9,500,000	Series 2005-R4-M6 (1 mo. Term SOFR + 1.12%, 1.01% Floor)	5.97%	07/25/2035	8,317,106
	AMSR Trust
1,750,000	Series 2020-SFR2-C	2.53%(c)	07/17/2037	1,718,915
6,000,000	Series 2020-SFR4-E2	2.46%(c)	11/17/2037	5,808,245
7,750,000	Series 2020-SFR4-F	2.86%(c)	11/17/2037	7,522,934
3,222,000	Series 2024-SFR1-B	4.29%(c)	07/17/2041	3,134,744
	Angel Oak Mortgage Trust LLC
4,500,000	Series 2021-5-M1	2.39%(b)(c)	07/25/2066	3,507,824
	Arroyo Mortgage Trust
7,539,000	Series 2019-3-M1	4.20%(b)(c)	10/25/2048	6,987,301
	Asset Backed Securities Corp. Home Equity
3,980,417	Series 2003-HE1-M3 (1 mo. Term SOFR + 5.36%, 5.25% Floor)	10.46%	01/15/2033	3,616,338
	Banc of America Alternative Loan Trust
3,551,531	Series 2007-1-3A24	6.00%	04/25/2037	3,039,279
	Banc of America Funding Corp.
768,995	Series 2006-2-2A11	5.50%	03/25/2036	654,069
827,902	Series 2007-1-TA8	6.35%(d)	01/25/2037	768,076
2,892,595	Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.21%(c)	06/26/2036	2,371,787
	Banc of America Mortgage Securities, Inc.
1,023,932	Series 2006-3-1A10	6.00%	10/25/2036	883,842
	BCAP LLC Trust
8,132,601	Series 2012-RR4-6A2	5.74%(b)(c)	11/26/2035	4,206,160
3,263,011	Series 2013-RR2-6A2	5.08%(b)(c)	06/26/2037	2,580,357
	Bear Stearns Adjustable Rate Mortgage Trust
1,897,859	Series 2006-2-2A1	4.45%(b)	07/25/2036	1,635,319

Principal Amount $	Security Description	Rate	Maturity	Value $
	Bear Stearns Alt-A Trust
1,601,993	Series 2005-10-23A1	5.04%(b)	01/25/2036	1,473,526
5,976,294	Series 2006-3-21A1	4.65%(b)	05/25/2036	4,356,876
1,372,508	Series 2006-4-31A1	4.79%(b)	07/25/2036	849,649
	Bear Stearns Asset Backed Securities Trust
617,970	Series 2006-AC5-A1	6.75%(d)	12/25/2036	619,580
4,037,750	Series 2006-AQ1-12A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.83%	10/25/2036	3,864,547
610,300	Series 2006-IM1-A1 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	5.43%	04/25/2036	606,474
	Carrington Mortgage Loan Trust
3,587,816	Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor, 14.50% Cap)	5.11%	12/25/2036	3,518,363
	Chase Mortgage Finance Corp.
1,594,776	Series 2006-S2-1A9	6.25%	10/25/2036	648,331
3,689,014	Series 2006-S3-1A2	6.00%	11/25/2036	1,502,616
314,934	Series 2007-S3-1A12	6.00%	05/25/2037	138,663
	CIM Trust
8,965,733	Series 2023-R2-A1	5.50%(b)(c)	08/25/2064	9,078,170
10,134,789	Series 2023-R4-A1	5.00%(b)(c)	05/25/2062	10,142,844
	Citigroup Mortgage Loan Trust, Inc.
414,636	Series 2005-9-21A2	5.50%	11/25/2035	416,501
510,501	Series 2007-AR8-1A1A	4.04%(b)	08/25/2047	451,720
3,601,203	Series 2009-10-2A2	7.00%(b)(c)	12/25/2035	2,666,949
7,949,361	Series 2019-A-PT1	3.92%(c)	10/25/2058	6,623,757
7,501,713	Series 2020-RP1-A1	1.50%(b)(c)	08/25/2064	6,641,612
1,040,000	Series 2020-RP1-M1	2.00%(b)(c)	08/25/2064	800,238
874,000	Series 2020-RP1-M2	2.50%(b)(c)	08/25/2064	662,352
738,000	Series 2020-RP1-M3	2.75%(b)(c)	08/25/2064	546,166
1,936,462	Series 2020-RP1-PT5	6.78%(b)(c)	08/25/2064	1,602,986
1,445,932	Series 2021-JL1-A	2.75%(b)(c)	02/27/2062	1,389,884
	Citimortgage Alternative Loan Trust
785,419	Series 2006-A1-1A6	6.00%	04/25/2036	752,443
3,340,500	Series 2006-A2-A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.57%	05/25/2036	2,787,576
3,678,693	Series 2006-A2-A6 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.43%(e)(f)	05/25/2036	264,974
5,435,706	Series 2007-A5-1A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.10% Cap)	5.47%	05/25/2037	4,394,633
5,435,706	Series 2007-A5-1A4 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	0.63%(e)(f)	05/25/2037	452,682
1,671,609	Series 2007-A6-1A4	6.00%	06/25/2037	1,453,269
1,139,177	Series 2007-A6-1A5	6.00%	06/25/2037	990,402
1,559,014	Series 2007-A8-A1	6.00%	10/25/2037	1,425,413
	Connecticut Avenue Securities Trust
17,959,868	Series 2024-R05-2M1 (30 day avg SOFR US + 1.00%, 1.20% Floor)	6.28%(c)	07/25/2044	17,968,018
	Countrywide Alternative Loan Trust
1,445,966	Series 2004-27CB-A6	5.50%	12/25/2034	1,296,613
769,896	Series 2005-28CB-2A7	5.75%	08/25/2035	503,211
1,856,109	Series 2005-4-1A3	5.75%	04/25/2035	1,323,539
983,014	Series 2005-46CB-A20	5.50%	10/25/2035	703,405
3,191,126	Series 2005-55CB-2A1	5.50%	11/25/2035	1,896,448
1,967,928	Series 2005-65CB-1A11	6.00%	01/25/2036	1,376,769
144,675	Series 2005-73CB-1A3	6.25%	01/25/2036	142,307
2,488,678	Series 2005-79CB-A1 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap)	5.50%	01/25/2036	1,219,383
2,488,678	Series 2005-79CB-A2 (-1 x 1 mo. Term SOFR + 4.84%, 0.00% Floor, 4.95% Cap)	0.00%(e)(f)	01/25/2036	166,543
6,280,053	Series 2005-80CB-4A1	6.00%	02/25/2036	3,013,561
1,086,467	Series 2006-14CB-A8	6.00%	06/25/2036	613,327
10,276,313	Series 2006-31CB-A4	6.00%	11/25/2036	6,054,807
2,395,148	Series 2006-41CB-2A12	6.00%	01/25/2037	1,245,902
914,307	Series 2006-41CB-2A15	5.75%	01/25/2037	457,293
2,941,266	Series 2006-46-A6	6.00%	02/25/2047	1,478,004
1,497,243	Series 2006-7CB-2A1	6.50%	05/25/2036	644,786
948,021	Series 2006-8T1-1A4	6.00%	04/25/2036	455,697
950,439	Series 2006-J4-2A13	6.00%	07/25/2036	571,224

4	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
2,617,317	Series 2006-J4-2A8	6.00%	07/25/2036	1,573,036
900,153	Series 2006-J6-A5	6.00%	09/25/2036	436,158
755,607	Series 2007-13-A4	6.00%	06/25/2047	404,323
11,583,825	Series 2007-16CB-3A1	6.75%	08/25/2037	2,624,122
4,142,551	Series 2007-2CB-2A9	5.75%	03/25/2037	2,124,712
3,177,977	Series 2007-4CB-1A9	5.75%	04/25/2037	2,678,471
3,449,530	Series 2007-OA8-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.33%	06/25/2047	2,930,639
	Countrywide Asset-Backed Certificates
8,469,568	Series 2005-17-1AF4	6.55%(d)	05/25/2036	7,019,147
9,155,832	Series 2006-25-M1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	5.22%	06/25/2047	8,049,438
	Countrywide Home Loan Mortgage Pass Through Trust
84,032	Series 2006-10-1A11	5.85%	05/25/2036	35,914
1,964,685	Series 2006-13-1A17 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)	0.68%(e)(f)	09/25/2036	200,535
1,964,685	Series 2006-13-1A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.25% Cap)	5.57%	09/25/2036	632,096
501,686	Series 2006-17-A6	6.00%	12/25/2036	214,484
1,195,420	Series 2006-19-1A7	6.00%	01/25/2037	584,927
1,538,770	Series 2006-9-A2	6.00%	05/25/2036	737,856
5,266,091	Series 2007-15-1A29	6.25%	09/25/2037	3,244,369
5,052,059	Series 2007-21-1A1	6.25%	02/25/2038	2,434,900
439,542	Series 2007-4-1A10	6.00%	05/25/2037	197,880
311,363	Series 2007-8-1A5	5.44%	01/25/2038	127,599
2,950,463	Series 2007-HYB1-2A1	4.02%(b)	03/25/2037	2,421,106
	Credit Suisse First Boston Mortgage Securities Corp.
801,011	Series 2005-9-3A2	6.00%	10/25/2035	243,702
	Credit Suisse Management LLC
929,382	Series 2005-12-5A1	5.25%	01/25/2036	816,464
	Credit Suisse Mortgage Capital Certificates
706,198	Series 2006-6-1A10	6.00%	07/25/2036	350,445
3,351,457	Series 2006-7-10A1	6.75%	08/25/2036	1,768,070
316,425	Series 2008-2R-1A1	6.00%(c)	07/25/2037	275,625
2,131,410	Series 2009-9R-10A2	5.50%(c)	12/26/2035	1,278,929
3,800,000	Series 2020-AFC1-M1	2.84%(b)(c)	02/25/2050	3,224,526
11,245,261	Series 2020-RPL1-PT1	3.32%(b)(c)	10/25/2069	9,105,208
	Deutsche ALT-A Securities, Inc.
875,080	Series 2005-6-2A1	5.50%	12/25/2035	744,450
179,886	Series 2006-AB4-A1A	6.01%(b)	10/25/2036	156,580
	Deutsche Mortgage Securities, Inc.
495,834	Series 2009-RS2-1A2	6.94%(b)(c)	09/26/2036	493,640
	Ellington Financial Mortgage Trust
4,735,000	Series 2019-2-B1	4.07%(b)(c)	11/25/2059	4,125,219
	Fannie Mae Connecticut Avenue Securities
16,658,313	Series 2024-R04-1A1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	6.28%(c)	05/25/2044	16,672,026
	First Horizon Alternative Mortgage Securities
507,657	Series 2005-FA8-1A3	5.50%	11/25/2035	247,764
1,755,591	Series 2007-FA3-A8	6.00%	06/25/2037	616,885
1,848,042	Series 2007-FA4-1A4	6.25%	08/25/2037	726,862
	First Horizon Asset Securities, Inc.
123,531	Series 2006-1-1A2	6.00%	05/25/2036	46,277
	FirstKey Homes Trust
3,000,000	Series 2020-SFR1-F1	3.64%(c)	08/17/2037	2,939,059
9,500,000	Series 2020-SFR2-D	1.97%(c)	10/19/2037	9,162,286
9,500,000	Series 2020-SFR2-E	2.67%(c)	10/19/2037	9,207,788
	Freddie Mac Structured Agency Credit Risk Debt Notes
13,077,372	Series 2024-HQA1-M1 (30 day avg SOFR US + 1.25%, 0.00% Floor)	6.53%(c)	03/25/2044	13,103,255
	Freedom Mortgage Parent LLC
10,000,000	Series 2021-GT1-A	3.62%(b)(c)	07/25/2026	9,373,283
	Fremont Home Loan Trust
9,590,915	Series 2006-D-2A4 (1 mo. Term SOFR + 0.33%, 0.22% Floor)	5.19%	11/25/2036	3,394,855

Principal Amount $	Security Description	Rate	Maturity	Value $
	Greenpoint Mortgage Funding Trust
3,156,849	Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	6.52%	10/25/2045	2,329,778
	GSAMP Trust
7,477,038	Series 2007-NC1-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	5.23%	12/25/2046	3,928,740
	GSR Mortgage Loan Trust
275,614	Series 2006-2F-3A4	6.00%	02/25/2036	125,513
1,579,381	Series 2006-9F-5A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	1.58%(e)(f)	10/25/2036	241,266
1,579,381	Series 2006-9F-5A3 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	5.42%	10/25/2036	494,861
740,945	Series 2007-1F-3A14	5.75%	01/25/2037	440,865
1,602,449	Series 2007-2F-3A3	6.00%	03/25/2037	858,213
	Harborview Mortgage Loan Trust
3,617,400	Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	5.50%	02/19/2046	3,296,694
4,669,138	Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap)	6.97%	10/25/2037	3,670,435
	Home Partners of America Trust
3,657,908	Series 2019-2-C	3.02%(c)	10/19/2039	3,466,829
3,892,366	Series 2019-2-D	3.12%(c)	10/19/2039	3,689,642
7,326,807	Series 2019-2-E	3.32%(c)	10/19/2039	6,968,410
	HSBC Asset Loan Obligation
2,001,116	Series 2007-1-3A6	6.00%	06/25/2037	929,056
	Indymac IMSC Mortgage Loan Trust
3,498,214	Series 2007-AR1-3A1	5.15%(b)	06/25/2037	3,235,236
	JP Morgan Alternative Loan Trust
2,191,018	Series 2008-R2-A1	6.00%(b)(c)	11/25/2036	1,235,136
	JP Morgan Mortgage Trust
350,275	Series 2005-S3-1A1	6.50%	01/25/2036	181,967
1,049,020	Series 2006-A5-3A2	5.08%(b)	08/25/2036	822,535
1,887,046	Series 2007-S1-2A8	5.75%	03/25/2037	712,866
	Lavender Trust/US
894,751	Series 2010-R11A-A4	4.01%(b)(c)	10/26/2036	376,601
	Legacy Mortgage Asset Trust
10,624,687	Series 2019-RPL3-PT1	0.00%(c)	06/25/2058	9,218,661
3,569,603	Series 2020-SL1-M	3.25%(b)(c)	01/25/2060	3,540,489
	Lehman Brothers Holdings, Inc.
1,301,351	Series 2007-1-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	5.17%(c)	06/25/2037	876,951
5,075,571	Series 2007-1-2A3 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	5.20%(c)	06/25/2037	3,420,675
	Lehman Mortgage Trust
707,422	Series 2007-1-1A2	5.75%	02/25/2037	710,552
	Lehman XS Trust
1,369,202	Series 2006-17-1A4A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	5.31%	08/25/2046	1,186,459
	Long Beach Mortgage Loan Trust
6,534,784	Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.55%	03/25/2046	2,371,960
	Mastr Adjustable Rate Mortgages Trust
4,514,415	Series 2005-6-3A2	3.94%(b)	07/25/2035	1,533,166
	MASTR Alternative Loans Trust
808,929	Series 2004-10-5A5	5.75%	09/25/2034	793,191
	Mastr Asset Backed Securities Trust
15,336,635	Series 2006-WMC3-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	5.24%	08/25/2036	5,934,009
	Merrill Lynch Alternative Note Asset
1,323,740	Series 2007-F1-2A6	6.00%	03/25/2037	476,927

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	5

Schedule of Investments DoubleLine Selective Credit Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Merrill Lynch Mortgage Investors, Inc.
1,004,008	Series 2006-AF1-AF3B	6.25%	08/25/2036	398,291
	MFRA Trust
4,600,000	Series 2021-NQM2-M1	2.37%(b)(c)	11/25/2064	3,507,641
	Morgan Stanley Mortgage Loan Trust
3,466,002	Series 2005-10-4A1	5.50%	12/25/2035	2,049,671
	NMLT Trust
4,500,000	Series 2021-INV2-B1	3.32%(b)(c)	08/25/2056	3,400,702
	Nomura Asset Acceptance Corp.
3,050,657	Series 2006-AP1-A2	5.52%(b)	01/25/2036	871,482
694,698	Series 2007-1-1A1A	6.50%(d)	03/25/2047	623,422
	Opteum Mortgage Acceptance Corp.
6,269,875	Series 2006-2-A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor)	5.51%	07/25/2036	2,193,044
	PennyMac Mortgage Investment Trust
2,037,158	Series 2019-3R-A (30 day avg SOFR US + 3.81%, 2.70% Floor)	9.06%(c)	11/27/2031	2,045,379
10,000,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.97%(c)	03/25/2026	10,050,910
	PR Mortgage Loan Trust
307,328	Series 2014-1-APT	5.86%(b)(c)	10/25/2049	295,862
	Pretium Mortgage Credit Partners LLC
1,994,151	Series 2021-RN2-A1	4.74%(c)(d)	07/25/2051	1,972,725
3,141,199	Series 2021-RN3-A1	4.84%(c)(d)	09/25/2051	3,132,973
	PRPM LLC
2,980,349	Series 2021-6-A1	4.79%(c)(d)	07/25/2026	2,967,765
6,069,294	Series 2021-6-A2	6.47%(c)(d)	07/25/2026	5,994,256
2,228,486	Series 2021-7-A1	4.87%(c)(d)	08/25/2026	2,222,908
	RALI Trust
1,056,854	Series 2005-QS12-A3	5.50%	08/25/2035	925,970
817,014	Series 2005-QS13-1A6	5.50%	09/25/2035	653,640
337,842	Series 2006-QS12-1A1	6.50%	09/25/2036	151,882
1,526,602	Series 2006-QS12-2A12 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 7.50% Cap)	5.17%	09/25/2036	1,045,873
1,526,602	Series 2006-QS12-2A13	1.91%(e)(f)(g)	09/25/2036	192,830
1,594,523	Series 2006-QS18-1A4	6.25%	12/25/2036	1,479,835
1,832,764	Series 2006-QS3-1A14	6.00%	03/25/2036	1,645,941
572,314	Series 2006-QS7-A2	6.00%	06/25/2036	450,992
4,176,846	Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	0.48%(e)(f)	01/25/2037	304,928
4,396,233	Series 2007-QS1-1A5 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap)	5.52%	01/25/2037	3,189,328
555,625	Series 2007-QS11-A1	7.00%	10/25/2037	443,803
311,645	Series 2007-QS5-A1	5.50%	03/25/2037	254,691
	RBSGC Mortgage Pass Through Certificates
442,258	Series 2007-A-2A4	6.25%	01/25/2037	420,402
	Renaissance NIM Trust
15,336,140	Series 2006-2-AF2	5.76%(d)	08/25/2036	5,826,750
9,024,934	Series 2006-3-AF4	5.81%(d)	11/25/2036	3,130,328
	Residential Asset Securitization Trust
4,148,544	Series 2006-A12-A1	6.25%	11/25/2036	1,566,825
933,628	Series 2006-A8-1A1	6.00%	08/25/2036	573,454
	Rithm Capital Corp.
2,300,000	Series 2019-NQM4-B1	3.74%(b)(c)	09/25/2059	1,973,994
	Securitized Asset Backed Receivables LLC
8,270,092	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	5.51%	03/25/2036	7,670,807
	Sequoia Mortgage Trust
165,851	Series 2013-9-AP	0.00%(c)(h)	07/25/2043	120,111
	Starwood Mortgage Residential Trust
928,775	Series 2020-3-A1	1.49%(b)(c)	04/25/2065	898,930
	Structured Adjustable Rate Mortgage Loan Trust
2,243,225	Series 2005-17-5A1	5.74%(b)	08/25/2035	1,261,486
1,007,287	Series 2005-22-4A1	5.33%(b)	12/25/2035	934,564

Principal Amount $	Security Description	Rate	Maturity	Value $
717,272	Series 2008-1-A2	5.11%(b)	10/25/2037	566,297
	Structured Asset Mortgage Investments, Inc.
2,400,952	Series 2006-AR6-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	5.33%	07/25/2046	2,050,592
2,442,363	Series 2006-AR6-1A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	5.35%	07/25/2046	1,928,504
3,930,179	Series 2006-AR7-A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	5.39%	08/25/2036	3,238,484
3,460,505	Series 2007-AR3-2A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor, 10.50% Cap)	5.16%	09/25/2047	3,173,206
	Structured Asset Securities Corp.
4,500,000	Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.47%	11/25/2037	3,558,757
12,091,056	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.16%(c)	03/25/2037	9,757,020
	VCAT Asset Securitization LLC
1,440,532	Series 2021-NPL5-A1	4.87%(c)(d)	08/25/2051	1,424,755
2,826,468	Series 2021-NPL6-A1	4.92%(c)(d)	09/25/2051	2,800,608
	Velocity Commercial Capital Loan Trust
755,506	Series 2019-1-M6	6.79%(b)(c)	03/25/2049	609,482
322,319	Series 2019-2-M5	4.93%(b)(c)	07/25/2049	267,319
1,183,289	Series 2019-2-M6	6.30%(b)(c)	07/25/2049	871,204
889,990	Series 2020-1-M6	5.69%(b)(c)	02/25/2050	688,482
1,377,418	Series 2021-1-M3	2.57%(b)(c)	05/25/2051	1,103,705
3,320,817	Series 2021-1-M4	2.85%(b)(c)	05/25/2051	2,539,612
3,538,498	Series 2021-2-M4	3.08%(b)(c)	08/25/2051	2,576,896
	Vericrest Opportunity Loan Transferee
1,899,397	Series 2021-NPL6-A1	5.24%(c)(d)	04/25/2051	1,901,197
	Verus Securitization Trust
2,200,000	Series 2020-1-B1	3.62%(b)(c)	01/25/2060	2,010,173
2,488,227	Series 2020-4-A1	2.50%(c)(d)	05/25/2065	2,407,298
6,685,000	Series 2021-6-B1	4.05%(b)(c)	10/25/2066	5,618,965
2,073,000	Series 2021-R2-B1	3.25%(b)(c)	02/25/2064	1,629,048
	WaMu Mortgage Pass Through Certificates
5,465,214	Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	6.08%	09/25/2046	4,452,856
8,518,869	Series 2006-AR18-1A1	3.74%(b)	01/25/2037	7,395,250
6,275,947	Series 2007-HY7-3A1	4.53%(b)	07/25/2037	5,712,699
	Washington Mutual Alternative Mortgage Pass-Through Certificates
815,596	Series 2005-10-2A8	6.00%	11/25/2035	757,842
2,412,982	Series 2006-5-2CB6	6.00%	07/25/2036	1,752,427
1,686,977	Series 2007-2-1A6	6.00%	04/25/2037	1,387,423
94,814	Series 2007-4-1A1	5.50%	06/25/2037	91,553
	Wells Fargo Alternative Loan Trust
441,524	Series 2007-PA3-1A4	5.75%	07/25/2037	380,423
	Wells Fargo Mortgage Backed Securities Trust
347,149	Series 2006-AR4-2A1	6.17%(b)	04/25/2036	339,395
1,913,874	Series 2007-7-A1	6.00%	06/25/2037	1,752,364
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $626,981,490)			517,496,733

SHORT TERM INVESTMENTS - 3.4%
6,043,933	First American Government Obligations Fund - U	4.84%(i)		6,043,933
6,043,933	JPMorgan US Government Money Market Fund - IM	4.86%(i)		6,043,933
6,043,933	MSILF Government Portfolio - Institutional	4.83%(i)		6,043,933
	Total Short Term Investments (Cost $18,131,799)			18,131,799
	Total Investments - 100.3% (Cost $648,755,713)			539,055,042
	Other Liabilities in Excess of Assets - (0.3)%			(1,519,730)
	NET ASSETS - 100.0%			$537,535,312

6	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	96.3%
Short Term Investments	3.4%
Collateralized Loan Obligations	0.4%
Non-Agency Commercial Mortgage Backed Obligations	0.2%
Asset Backed Obligations	0.0%(a)
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

(a)	Represents less than 0.05% of net assets.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.  Reference interest rates are typically based on a negative multiplier or slope.  Interest rate may also be subject to a cap or floor.

(f)	Interest only security
(g)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(h)	Principal only security
(i)	Seven-day yield as of period end.
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	7

Statement of Assets and Liabilities	(Unaudited) September 30, 2024

ASSETS
Investments in Unaffiliated Securities, at Value*	$520,923,243
Short Term Investments*	18,131,799
Interest and Dividends Receivable	1,998,150
Prepaid Expenses and Other Assets	6,322
Total Assets	541,059,514
LIABILITIES:
Distribution Payable	3,261,153
Administration, Fund Accounting and Custodian Fees Payable	89,693
Professional Fees Payable	69,130
Transfer Agent Expenses Payable	36,611
Trustees Fees Payable (See Note 6)	23,863
Accrued Expenses	23,823
Payable for Investments Purchased	19,266
Investment Advisory Fees Payable	663
Total Liabilities	3,524,202
Net Assets	$537,535,312
NET ASSETS CONSISTS OF:
Paid-in Capital	$741,772,471
Total Distributable Loss	(204,237,159)
Net Assets	$537,535,312
*Identified Cost:
Investments in Unaffiliated Securities	$630,623,914
Short Term Investments	18,131,799
Class I (unlimited shares authorized):
Shares Outstanding	71,432,478
Net Asset Value, Offering and Redemption Price per Share	$7.53

8	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

Statement of Operations	(Unaudited) For the Period Ended September 30, 2024

INVESTMENT INCOME
Income:
Interest	$20,173,657
Total Investment Income	20,173,657
Expenses:
Investment Advisory Fees	1,459,437
Administration, Fund Accounting and Custodian Fees	58,392
Professional Fees	56,200
Transfer Agent Expenses	26,884
Shareholder Reporting Expenses	11,864
Miscellaneous Expenses	7,527
Insurance Expenses	6,772
Trustees Fees	6,597
Total Expenses	1,633,673
Less: Investment Advisory Fees (Waived)	(1,459,437)
Net Expenses	174,236
Net Investment Income (Loss)	19,999,421
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(790,320)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	12,198,451
Net Realized and Unrealized Gain (Loss) on Investments	11,408,131
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,407,552

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	9

Statements of Changes in Net Assets

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income (Loss)	$19,999,421	$33,848,996
Net Realized Gain (Loss) on Investments	(790,320)	488,342
Net Change in Unrealized Appreciation (Depreciation) on Investments	12,198,451	7,459,010
Net Increase (Decrease) in Net Assets Resulting from Operations	31,407,552	41,796,348
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(18,748,656)	(39,580,412)
Total Distributions to Shareholders	(18,748,656)	(39,580,412)
NET SHARE TRANSACTIONS
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	7,300,000	(83,193,587)
Total Increase (Decrease) in Net Assets	$19,958,896	$(80,977,651)
NET ASSETS:
Beginning of Period	$517,576,416	$598,554,067
End of Period	$537,535,312	$517,576,416

10	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

Financial Highlights
		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Selective Credit Fund - Class I
9/30/2024(d)	$7.35	0.28	0.16	0.44	(0.26)	—	(0.26)	$7.53	6.14%	$537,535	0.62%	0.07%	0.07%	7.54%	8%
3/31/2024	$7.31	0.42	0.12	0.54	(0.50)	—	(0.50)	$7.35	7.67%	$517,576	0.61%	0.06%	0.06%	5.78%	16%
3/31/2023	$8.13	0.41	(0.72)	(0.31)	(0.51)	—	(0.51)	$7.31	(3.76)%	$598,554	0.60%	0.05%	0.05%	5.36%	11%
3/31/2022	$8.48	0.33	(0.29)	0.04	(0.39)	—	(0.39)	$8.13	0.47%	$926,905	0.60%	0.05%	0.05%	3.92%	28%
3/31/2021	$7.70	0.34	0.82	1.16	(0.38)	—	(0.38)	$8.48	15.25%	$971,339	0.60%	0.05%	0.05%	4.05%	31%
3/31/2020	$8.77	0.42	(1.00)	(0.58)	(0.49)	—	(0.49)	$7.70	(7.11)%	$978,416	0.59%	0.04%	0.04%	4.79%	34%

(a)     Calculated based on average shares outstanding during the period.
(b)     Not annualized for periods less than one year.
(c)     Annualized for periods less than one year.
(d)     Unaudited
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	11

Notes to Financial Statements	(Unaudited) September 30, 2024
1. Organization
The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Fund’s investment adviser, DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act of 1933, as amended. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long-term total return.
The fiscal year end for the Fund is March 31 and the period covered by these Financial Statements is for the six months ended September 30, 2024 (the “period end”).
2. Significant Accounting Policies
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services – Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations(including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

12	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2024
Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of September 30, 2024:

Category
Investments in Securities
Level 1
Short Term Investments	$18,131,799
Total Level 1	18,131,799

Level 2
Non-Agency Residential Collateralized Mortgage Obligations	517,496,733
Collateralized Loan Obligations	1,960,001
Non-Agency Commercial Mortgage Backed Obligations	1,267,357
Asset Backed Obligations	199,152
Total Level 2	520,923,243
Total	$539,055,042

See the Schedule of Investments for further disaggregation of investment categories.
B. Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.
The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code because 50% of the value of the Fund’s shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. For this purpose, the term “individual” includes pension trusts, private foundations and certain other tax-exempt trusts. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years 2021-2023 (Federal) and 2020-2023 (CA/DE/FL) for the Fund, are those that are open for exam by taxing authorities. As of September 30, 2024, the Fund has no examination in progress.
Management has analyzed the Fund’s tax position, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year ended March 31, 2024. The Fund identifies its major tax jurisdiction as U.S. Federal, the State of Delaware and the State of Florida. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances.
Semi-Annual Report	September 30, 2024	13

Notes to Financial Statements (Cont.)
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.
D. Dividends and Distributions to Shareholders. Dividends from net investment income will be declared and paid monthly. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss).
Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
Distributions from investment companies will be classified as investment income or realized gains in the Statement of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV is typically calculated on days when the New York Stock Exchange opens for regular trading.
G. Guarantees and Indemnifications. Under the Fund’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
3. Related and Other Party Transactions
The Adviser provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Fund’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.55% of the average daily net assets of the Fund. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.
Pursuant to a letter agreement dated November 20, 2014, between the Adviser and the Trust, on behalf of the Fund (the “Letter Agreement”), the Adviser has agreed to waive the entire investment advisory fee it is entitled to receive pursuant to the Advisory Agreement effective as of December 1, 2014. Such waiver shall continue until terminated (1) by the Adviser upon 60 days’ notice to the Board or (2) immediately upon the approval of a majority vote of the Trustees of the Trust who are not “interested persons” of the Trust, as defined under the 1940 Act. The Adviser may not seek reimbursement from the Fund with respect to any advisory fees waived to comply with the terms of the Letter Agreement. Under the Letter Agreement, for the period ended September 30, 2024, the Adviser fully waived the total investment advisory fee of $1,459,437.
14	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2024
In addition, pursuant to an Expense Limitation Agreement between the Trust, on behalf of the Fund, and the Adviser (the “Expense Limitation Agreement”), the Adviser has agreed to waive its investment advisory fee and to reimburse other ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses to an amount not to exceed 0.64% for Class I shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. The expense limitations described above are expected to apply until at least August 1, 2025. However, these expense limitations may be terminated by the Fund’s Board at any time.
Other than described above, to the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses pursuant to the Expense Limitation Agreement, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment. Any such recoupment would be subject to review by the Board and to the Fund’s expense limitations in place when the expenses were reimbursed or the fees were waived.
As of September 30, 2024, there is no amount remaining that is eligible for reimbursement or recoupment.
4. Purchases and Sales of Securities
For period ended September 30, 2024, purchases and sales of investments, excluding short term investments, were $39,015,505 and $41,207,850, respectively. There were no transactions in U.S. Government securities (defined as long-term U.S. Treasury bills, bonds and notes) during the period.
5. Share Transactions
Transactions in the Fund’s shares were as follows:

	Period Ended September 30, 2024		Period Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	2,756,928	$20,300,000	5,449,447	$39,600,000
Shares Redeemed	(1,746,945)	(13,000,000)	(16,861,103)	(122,793,587)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	1,009,983	$7,300,000	(11,411,656)	$(83,193,587)

6. Remuneration Paid to Trustees, Officers and Others
Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $6,597 from the Fund for the period ended September 30, 2024. These trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees Fees in the Statement of Operations are shown as $6,597 which includes $5,488 in current fees (either paid in cash or deferred) and an increase of $1,109 in the value of the deferred amounts. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.
7. Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust (the “DoubleLine Funds”) an uncommitted, $500,000,000 credit facility for short term liquidity in connection with shareholder redemptions. Under the terms of the credit facility, borrowings for each DoubleLine Fund are limited to one-third of the total assets (including the amount borrowed) of such DoubleLine Fund. Fifty percent of the credit facility is available to all of the DoubleLine Funds on a first come, first served basis. The remaining 50% of the credit facility is allocated among the DoubleLine Funds in accordance with procedures adopted by the Board. Borrowings under this credit facility bear interest at the greater of 0.00% or the Bank’s prime rate less 1.00%.
For the period ended September 30, 2024, the Fund did not draw on its available credit facility.
Semi-Annual Report	September 30, 2024	15

Notes to Financial Statements (Cont.)
8. Significant Shareholder Holdings
As of September 30, 2024, the Fund had 12 shareholders of record; two of the Fund’s shareholders, both of which were under common control with each other, collectively owned 29% of the total outstanding shares of the Fund. Each shareholder is an institutional separate account over which the Adviser has investment discretion. See the description of “large shareholder risk” in the following Principal Risks Note.
9. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, yield and total return. You should read the Fund’s private placement memorandum carefully for a description of the principal risks associated with investing in the Fund.
•

active management risk: the risk that the Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset- backed security and that, during periods of falling interest rates, asset backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	cash position risk: the risk that to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.
•

collateralized debt obligations risk: the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLO”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•

counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:
•
credit risk: the risk that an issuer, counterparty or other obligor to a Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as “high yield” securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or

16	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2024
instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.
•
extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

•
interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

•
prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Recent changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

•

focused investment risk: the risk that a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.
•

foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs, or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

Semi-Annual Report	September 30, 2024	17

Notes to Financial Statements (Cont.)
•

fund level tax risk: the risk that the Fund while considered a personal holding company for federal income tax purposes will incur a Fund-level income tax and an additional personal holding company tax of 20% on all the investment income and gains of the Fund not timely distributed to shareholders.

•

high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as ‘junk bonds’, have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the value of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

limited offering risk: the risk that since the Fund is currently offered only to a limited number of investors, the Fund’s assets may grow at a slower rate than if the Fund engaged in a broader public offering. As a result, the Fund may incur operating expenses at a rate higher than mutual funds that are larger or more broadly offered. In addition, the Fund’s assets may not achieve a size sufficient to make the Fund economically viable. Any liquidation of the Fund may result in a sale of assets of the Fund at an unfavorable time or at prices below those at which the Fund has valued them.

•	liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.
•

market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of the Fund’s investments may become highly illiquid. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and re-payment of principal to other classes of the issuer’s securities.

18	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2024
•

operational and information security risks: an investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to the Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•

restricted securities risk: the risk that the Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security”). To the extent that the Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time and the Fund may be unable to dispose of the security promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors.

•

structured products and structured notes risk: the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. In addition to the general risks associated with fixed income securities discussed herein, structured products carry additional risks including, but not limited to: (i) the possibility that distributions from underlying investments will not be adequate to make interest or other payments; (ii) the quality of the underlying investments may decline in value or default; (iii) the possibility that the security may be subordinate to other classes of the issuer’s securities; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) because the structured products are generally privately offered and sold, they may be thinly traded or have a limited trading market, which may increase the Fund's illiquidity and reduce the Fund’s income and the value of the investment, and the Fund may be unable to find qualified buyers for these securities.

•

valuation risk: the risk that the Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.

10. Recently Issued Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848 (“ASU 2-22-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. The Fund did not adopt the optional guidance and does not intend to do so.
In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”)”, which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding
Semi-Annual Report	September 30, 2024	19

Notes to Financial Statements (Cont.)
how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. Early adoption is permitted and retrospective adoption is required for all prior periods presented. The Fund is currently assessing the impact of this guidance, however, the Fund does not expect a material impact on its financial statements.
11. Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined there are no subsequent events that would need to be disclosed in the Fund’s financial statements.
20	DoubleLine Selective Credit Fund

Privacy Policy	September 30, 2024
What Does DoubleLine Do With Your Personal Information?
This notice provides information about how DoubleLine (“we,” “our” and “us”) collects, discloses, and protects your personal information, and how you might choose to limit our ability to disclose certain information about you. Please read this notice carefully.
Why We Need Your Personal Information
All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.
Information We May Collect
We may collect various types of personal data about you, including:
•
Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;

•	Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
•	Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
•
Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and

•
Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.

Where We Obtain Your Personal Information
•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.
Information Collected From Websites
Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links that are maintained or controlled by third parties with privacy policies that may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.
Semi-Annual Report	September 30, 2024	21

September 30, 2024
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.
How And Why We May Disclose Your Information
DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:
•
It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•
DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.

•
In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.
Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).
However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information. Please review the following applicable California privacy notice that is available at https://www.doubleline.com, or by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives
CA Privacy Notice for Employees
Notice To “Natural Persons” Residing In The European Economic Area (The “EEA”)
If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:
•	the country to which we send the personal information may have been assessed by the European Commission as providing an “adequate” level of protection for personal data; or
•	the recipient may have signed a contract based on standard contractual clauses approved by the European Commission.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.
22	DoubleLine Selective Credit Fund

Privacy Policy (Cont.)
Notice To Investors In Cayman Islands Investment Funds
If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.
Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, 2017 of the Cayman Islands.
Privacy For Children
DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.
Retention Of Personal Information And Security
Your personal information will be retained for as long as required:
•	for the purposes for which the personal information was collected;
•	in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or
•	as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to, U.S. laws and regulations applicable to our business.
We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.
Access To And Control Of Your Personal Information
Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:
•	the right to access and port personal information;
•	the right to rectify personal information;
•	the right to restrict the use of personal information;
•	the right to request that personal information is erased; and
•	the right to object to processing of personal information.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.
If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
Changes To DoubleLine’s Privacy Policy
DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.
Semi-Annual Report	September 30, 2024	23

Form N-CSR – Items 8-11	(Unaudited) September 30, 2024
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.
24	DoubleLine Selective Credit Fund

Investment Adviser:
DoubleLine Capital LP
2002 North Tampa Street
Suite 200
Tampa, FL 33602
Administrator and Transfer Agent:
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201
Custodian:
U.S. Bank, N.A.
1555 North River Center Drive
Suite 302
Milwaukee, WI 53212
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017
Legal Counsel:
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Contact Information:
doubleline.com
fundinfo@doubleline.com
(877) DLine11 or (877) 354-6311
DL-SARFINANCIALS_SC
DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

(b)	Financial Highlights are included within the financial statements filed under Item 7a of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7a.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable for open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Funds Trust

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	12/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	12/4/2024

By (Signature and Title)*	/s/ Henry V. Chase
Henry V. Chase, Treasurer and
Principal Financial and Accounting Officer

Date	12/4/2024

* Print the name and title of each signing officer under his or her signature.